Segment Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues			$ 47,044,000	$ 13,709,000
Cost of sales			109,621,000	30,669,000
Other operating costs			26,789,000	16,981,000
Loss from operations	$ (3,122,431)	$ (158,655)	(89,366,000)	(875,900)	$ (609,581)
Interest expense - Note 10			(43,458,000)	(64,846,000)
Fair value adjustment to Seller Warrants - Note 18			(45,000)	0
Interest income	409	2,404	199,000	6,634	8,302
Loss before reorganization items and income taxes			(132,670,000)	(97,990,000)
Reorganization items			0	(905,000)
Loss before income taxes	(2,462,872)	$ 995,951	(132,670,000)	3,510,628	2,235,412
Assets	$ 71,853,111		232,626,000	215,693,534	$ 213,504,932
Hycroft Mine
Segment Reporting Information [Line Items]
Revenues			47,044,000	13,709,000
Cost of sales			109,621,000	30,669,000
Other operating costs			5,705,000	10,909,000
Loss from operations			(68,282,000)	(27,869,000)
Interest expense - Note 10			(141,000)	(786,000)
Fair value adjustment to Seller Warrants - Note 18			0	0
Interest income			199,000	797,000
Loss before reorganization items and income taxes			(68,224,000)	(27,858,000)
Reorganization items			0	0
Loss before income taxes			(68,224,000)	(27,858,000)
Assets			177,298,000	119,789,000
Corporate and Other
Segment Reporting Information [Line Items]
Revenues			0	0
Cost of sales			0	0
Other operating costs			21,084,000	6,072,000
Loss from operations			(21,084,000)	(6,072,000)
Interest expense - Note 10			(43,317,000)	(64,060,000)
Fair value adjustment to Seller Warrants - Note 18			(45,000)	0
Interest income			0	0
Loss before reorganization items and income taxes			(64,446,000)	(70,132,000)
Reorganization items			0	(905,000)
Loss before income taxes			(64,446,000)	(71,037,000)
Assets			$ 55,328,000	$ 14,848,000